SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition and General and administrative expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 1,386,608	$ 1,129,238
General and administrative expenses	1,489,663	1,281,786
Corporate Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	1,386,608	1,027,804
Retail Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		101,434
Exosome concentrate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		1,093,075
Exosome concentrate | Corporate Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 1,386,608	1,023,295
Exosome concentrate | Retail Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		69,780
Skin care products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		10,206
Skin care products | Corporate Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		1,160
Skin care products | Retail Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		9,046
Hair care products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		25,957
Hair care products | Corporate Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		3,349
Hair care products | Retail Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		$ 22,608